CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Operating revenues
Direct financing lease interest income - related parties	$ 19,504	$ 23,164	$ 45,363
Finance lease service revenues - related parties	20,001	23,530	46,488
Profit sharing revenues from related parties	21,009	14,290	33,756
Time charter revenues - related parties	5,181	4,846	10,039
Time charter revenues - other	64,504	37,045	83,013
Bareboat charter revenues - related parties	6,198	9,071	16,364
Bareboat charter revenues - other	28,399	24,539	53,407
Voyage charter revenues - other	14,692	16,866	34,608
Other operating income	2,626	2,305	4,449
Total operating revenues	182,114	155,656	327,487
(Loss)/gain on sale of assets and termination of charters, net	(114)	15,197	23,931
Operating expenses
Vessel operating expenses - related parties	21,223	24,807	49,170
Vessel operating expenses - other	32,248	32,935	70,300
Depreciation	36,301	31,661	67,393
Vessel Impairment Charge	29,161	0	11,800
Administrative expenses - related parties	542	495	965
Administrative expenses - other	3,605	3,523	6,644
Total operating expenses	123,080	93,421	206,272
Net operating income	58,920	77,432	145,146
Non-operating income / (expense)
Interest income - related parties, long term loans to associated companies	9,338	11,866	24,464
Interest income – related parties, other	6,347	1,868	4,029
Interest income - other	4,620	7,652	11,958
Interest expense - other	(35,687)	(42,573)	(86,081)
Gain/(loss) on repurchase of bonds	438	(21)	(21)
Gain on sale of investment in associated company	0	0	6,055
Other financial items, net	39,979	(7,151)	(16,232)
Net income before equity in earnings of associated companies	83,955	49,073	89,318
Equity in earnings of associated companies	17,098	14,019	33,497
Net income	$ 101,053	$ 63,092	$ 122,815
Per share information:
Basic earnings per share	$ 1.08	$ 0.68	$ 1.32
Diluted earnings per share	$ 0.94	$ 0.64	$ 1.24